PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
U.S.
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 487.5	$ 567.2
Prior service cost (credit)	15.9	16.7
Net amount recognized in accumulated other comprehensive loss	503.4	583.9
Int'l
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	149.3	186.5
Prior service cost (credit)	(6.7)	(7.4)
Net transition obligation	0.1	0.1
Net amount recognized in accumulated other comprehensive loss	142.7	179.2
U.S. Postretirement Health Benefits
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	15.8	17.0
Prior service cost (credit)	(9.8)	(13.1)
Net amount recognized in accumulated other comprehensive loss	$ 6.0	$ 3.9